Employee Benefits - Expenses for Defined Benefit Plans (Impact on Expense) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses for defined benefit plans:
Service cost	[1]	€ 173	€ 171	€ 164
Net interest cost (income)		(51)	(40)	(45)
Total expenses defined benefit plans		122	131	119
Expenses for defined contribution plans:
BVV		60	61	55
Other defined contribution plans		280	282	265
Total expenses for defined contribution plans		341	343	320
Total expenses for post-employment benefit plans		462	474	439
Employer contributions to state-mandated pension plans
Pensions related payments social security in Germany		243	232	218
Contributions to pension fund for Postbank´s postal civil servants		55	51	57
Further pension related state-mandated benefit plans		260	258	248
Total employer contributions to state-mandated benefit plans		557	541	523
Expenses for share-based payments:
Expenses for share-based payments, equity settled	[2]	493	426	436
Expenses for share-based payments, cash settled	[2]	86	64	43
Expenses for cash retention plans	[2]	459	471	448
Expenses for severance payments	[3]	€ 162	€ 487	€ 293

[1]	Severance related items under Service Costs are reclassified to Expenses for Severance payments
[2]	Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses

[3]	Excluding the acceleration of expenses for deferred compensation awards not yet amortized. Severance related items under Service Costs were reclassified to Expense for Severance payments